NOTES PAYABLE	12 Months Ended
Dec. 31, 2024
Short-Term Debt [Abstract]
NOTES PAYABLE	NOTES PAYABLE

at December 31	2024		2023
(millions of Canadian $, unless otherwise noted)	Outstanding	Weighted Average Interest Rate per Annum	Outstanding	Weighted Average Interest Rate per Annum

Canada[1]	308	4.7%	—	—
U.S. (2024 – US$55; 2023 – nil)	79	4.7%	—	—
	387		—
1At December 31, 2024, Notes payable consisted of Canadian dollar-denominated notes of nil (2023 – nil) and U.S. dollar-denominated notes of US$214 million (2023 – nil).
At December 31, 2024, Notes payable reflects short-term borrowings in Canada by TCPL and in the U.S. by TransCanada PipeLine USA Ltd. (TCPL USA).
At December 31, 2024, total committed revolving and demand credit facilities were $12.2 billion (2023 – $12.9 billion). When drawn, interest on these lines of credit is charged at negotiated floating rates of Canadian and U.S. banks, and at other negotiated financial bases. These unsecured credit facilities included the following:

at December 31
(billions of Canadian $, unless otherwise noted)			2024			2023
Borrowers	Description	Matures	Total Facilities		Unused Capacity[1]	Total Facilities

Committed, syndicated, revolving, extendible, senior unsecured credit facilities[2]:
TCPL	Supports commercial paper program and for general corporate purposes	December 2029	3.0		3.0	3.0
TCPL / TCPL USA	Supports commercial paper programs and for general corporate purposes of the borrowers, guaranteed by TCPL	December 2025	US 1.0		US 0.7	US 2.5
TCPL / TCPL USA	Supports commercial paper programs and for general corporate purposes of the borrowers, guaranteed by TCPL	December 2027	US 2.5		US 2.5	US 2.5
Columbia Pipelines Holding Company LLC[3]	Supports commercial paper program and general corporate purposes of the borrower	December 2027	US 1.5		US 1.5	US 1.0

Demand senior unsecured revolving credit facilities[2]:
TCPL / TCPL USA	Supports the issuance of letters of credit and provides additional liquidity; TCPL USA facility guaranteed by TCPL	Demand	2.0	4	1.1	2.0	4
1Unused capacity is net of commercial paper outstanding and facility draws.
2Provisions of various trust indentures and credit arrangements with the Company's subsidiaries can restrict their ability to declare and pay dividends or make distributions under certain circumstances. If such restrictions apply, they may, in turn, have an impact on the Company's ability to declare and pay dividends on common and preferred shares. These trust indentures and credit arrangements also require the Company to comply with various affirmative and negative covenants and maintain certain financial ratios. At December 31, 2024, the Company was in compliance with all financial covenants.
3Columbia Pipelines Holding Company LLC (CPHC LLC) is a partially-owned subsidiary of TC Energy with 40 per cent non-controlling interest.
4Or the U.S. dollar equivalent.
For the year ended December 31, 2024, the cost to maintain the above facilities was $18 million (2023 – $16 million; 2022 – $14 million).